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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: 28-10653
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Jerome Pfund, Chief Compliance Officer,   Montreal, Quebec, Canada,   August 9, 2011
-------------------------------------------   -------------------------   --------------
           [Signature]                              [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 62
                                        --------------------

Form 13F Information Table Value Total: $3,043,677
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      - 2 -
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
         ITEM 1        ITEM 2    ITEM 3     ITEM 4               ITEM 5          ITEM 6   ITEM 7           ITEM 8
 -------------------- -------- --------- ----------- ------------------------- ---------- ------ --------------------------
                                         FAIR MARKET SH/PRN    SH/PRN PUT/CALL INVESTMENT            VOTING AUTHORITY
         ISSUER        CLASS     CUSIP      VALUE    AMOUNT                    DISCRETION  MGRS          (SHARES)
                                           (000s)                                 TYPE           (A)SOLE (B)SHARED (C)NONE
---------------------------------------------------------------------------------------------------------------------------
3SBIO INC             SP ADR   88575Y105       20240 1161192 SH                SOLE              1069492         0     91700
ABBOTT LABS           COMMON   002824100        5208   98968 SH                SOLE                20200         0     78768
AFFYMAX INC           COMMON   00826A109         874  127226 SH                SOLE               127226         0         0
ALEXION PHARM INC     COMMON   015351109       49039 1042708 SH                SOLE               975000         0     67708
ALIGN TECH INC        COMMON   016255101       47532 2084717 SH                SOLE               200769         0   1883948
AMAG PHARMACEUTICALS  COMMON   00163U106       27476 1461475 SH                SOLE              1368475         0     93000
AMGEN INC             COMMON   031162100      231369 3965187 SH                SOLE              2208304         0   1756883
ANTHERA PHARMACEUT    COMMON   03674U102        5364  656508 SH                SOLE               656508         0         0
ARIAD PHARMACEUTICAL  COMMON   04033A100      100181 8842132 SH                SOLE              5809715         0   3032417
ARQULE INC            COMMON   04269E107        1476  236119 SH                SOLE               236119         0         0
AUXILIUM PHARMACEUTI  COMMON   05334D107       35964 1834901 SH                SOLE              1710992         0    123909
AVEO PHARMACUTICALS   COMMON   053588109       25227 1224035 SH                SOLE              1166835         0     57200
BIOGEN IDEC INC       COMMON   09062X103      172402 1612435 SH                SOLE               724735         0    887700
BIOMARIN PHARMAC INC  COMMON   09061G101      130302 4788761 SH                SOLE              2791640         0   1997121
BIOSPECIFICS TECH CO  COMMON   090931106        3510  156710 SH                SOLE               156710         0         0
CARDIONET INC         COMMON   14159L103        4068  766139 SH                SOLE               766139         0         0
CELGENE CORP          COMMON   151020104      199322 3304412 SH                SOLE              1696328         0   1608084
CHINA CORD BLOOD      COMMON   G21107100         515  158600 SH                SOLE                    0         0    158600
DENDREON CORP         COMMON   24823Q107       68779 1743900 SH                SOLE              1633500         0    110400
DEXCOM INC            COMMON   252131107       30411 2098763 SH                SOLE               870652         0   1228111
DR REDDYS LABS LTD    ADR      256135203       19629  571781 SH                SOLE               520590         0     51191
ENDOCYTE INC          COMMON   29269A102        7575  529000 SH                SOLE               529000         0         0
FLUIDIGM CORP DEL     COMMON   34385P108        2935  175000 SH                SOLE               175000         0         0
GILEAD SCIENCES INC   COMMON   375558103       66271 1600358 SH                SOLE              1496100         0    104258
GIVEN IMAGING         ORD SHS  M52020100       31476 1546720 SH                SOLE               607392         0    939328
HEARTWARE INTL INC    COMMON   422368100       22053  297696 SH                SOLE                29593         0    268103
HOSPIRA INC           COMMON   441060100      113320 1999998 SH                SOLE               562974         0   1437024
HUMAN GENOME SCI      COMMON   444903108       46525 1895900 SH                SOLE              1773600         0    122300
ILLUMINA INC          COMMON   452327109       49111  653500 SH                SOLE               610400         0     43100
INCYTE CORPORATION    COMMON   45337C102       49471 2611986 SH                SOLE              2443386         0    168600
INSULET CORP          COMMON   45784P101        7231  326140 SH                SOLE                39429         0    286711
INTERMUNE INC         COMMON   45884X103      133755 3730955 SH                SOLE              2547863         0   1183092
LIFE TECHNOLOGIES     COMMON   53217V109       99353 1908058 SH                SOLE              1296764         0    611294
LUMINEX CORP DEL      COMMON   55027E102       49713 2378618 SH                SOLE              2218994         0    159624
MAP PHARMACEUTICALS   COMMON   56509R108        1733  108491 SH                SOLE               108491         0         0
MEDIVATION INC        COMMON   58501N101       23508 1096955 SH                SOLE              1030755         0     66200
MEDTRONIC INC         COMMON   585055106      108471 2815236 SH                SOLE               256836         0   2558400
MINDRAY MEDICAL INTL  SP ADR   602675100         511   18200 SH                SOLE                    0         0     18200
MYLAN INC             COMMON   628530107      139234 5643865 SH                SOLE              1769898         0   3873967
NANOSPHERE INC        COMMON   63009F105        2172 1200000 SH                SOLE              1200000         0         0
NOVARTIS AG           SP ADR   66987V109        1974   32300 SH                SOLE                32300         0         0
NOVO-NORDISK AS       SP ADR   670100205        4349   34718 SH                SOLE                15118         0     19600
ONYX PHARMACEUTICALS  COMMON   683399109      114016 3229902 SH                SOLE              1812004         0   1417898
OPTIMER PHARMA        COMMON   68401H104       28150 2367555 SH                SOLE              2235055         0    132500
PERRIGO CO            COMMON   714290103       38115  433766 SH                SOLE               412490         0     21276
PHARMACYCLICS INC     COMMON   716933106        7783  745490 SH                SOLE               745490         0         0
PHARMASSET            COMMON   71715N106       49832  444137 SH                SOLE               415837         0     28300
SAGENT PHARMACEUTI    COMMON   786692103        8748  324256 SH                SOLE               324256         0         0
SAVIENT PHARMA        COMMON   80517Q100       34831 4650387 SH                SOLE              2696732         0   1953655
SEQUENOM INC          COM NEW  817337405       43537 5766459 SH                SOLE              3049057         0   2717402
SHIRE PLC             SP ADR   82481R106       28951  307303 SH                SOLE               289056         0     18247
ST JUDE MEDICAL INC   COMMON   790849103       65082 1364977 SH                SOLE               131032         0   1233945
STRYKER CORP          COMMON   863667101       50113  853866 SH                SOLE                70858         0    783008
TARGACEPT INC         COMMON   87611R306       20958  994673 SH                SOLE               933273         0     61400
TEVA PHARMACEUTICAL   ADR      881624209       73447 1523159 SH                SOLE               570234         0    952925
THERAVANCE INC        COMMON   88338T104       16508  743247 SH                SOLE               695047         0     48200
THORATEC LABS CORP    COMMON   885175307       25814  786526 SH                SOLE               102503         0    684023
TRIUS THERAPEUTIC     COMMON   89685K100        8176 1032347 SH                SOLE              1032347         0         0
UNITED THERAPEUTICS   COMMON   91307C102      118156 2144396 SH                SOLE              1063879         0   1080517
VARIAN MED SYS INC    COMMON   92220P105       67961  970593 SH                SOLE                86627         0    883966
VERTEX PHARMACEUTICL  COMMON   92532F100       78141 1503005 SH                SOLE              1026898         0    476107

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
WATSON PHARMACEUTCLS  COMMON   942683103       25729  374350 SH                SOLE               350905         0     23445